Financial Instruments (Schedule of Company's Exposure to Linkage and Foreign Currency Risk) (Details) € in Thousands, $ in Thousands		Dec. 31, 2021 EUR (€)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Current assets:
Cash and cash equivalents		€ 41,229		$ 46,663	€ 66,845		$ 75,655	€ 44,509	€ 36,882
Marketable securities		1,946			1,761
Short Term Deposits		28,410		32,154	8,113
Restricted cash		1,000			1,491
Asset from concession project		1,784		2,019	1,491
Trade and other receivables		9,487		10,737	9,825
Non-current assets:
Investments in equity accounted investees		34,029		38,514	32,234
Advances on account of investments in process		1,554		1,759	2,423
Asset from concession project		26,909			25,036
Fixed assets		340,065		384,886	264,095
Right of use asset		23,367		26,447	17,209			15,401
Concession intangible asset		4,762		5,390	4,604
Restricted cash long-term		15,630		17,690	9,931
Deferred tax		12,952		14,659	3,605
Other assets		5,388		6,098	2,762
Derivatives		2,635		2,982	10,238
Current liabilities:
Current maturities of long term bank loans		(126,180)			(10,232)
Current maturities of long term loans		(16,401)			(4,021)
Short-term debentures		(19,806)		(22,416)	(10,600)
Trade payables		(2,904)		(3,285)	(12,387)
Accrued expenses and other payables		(20,806)		(23,548)	(3,593)	[1]
Derivatives ST		(14,783)		(16,731)	(1,378)	[1]
Lease liability		(4,329)		(4,900)	(490)	[1]
Non-current liabilities:
Lease liability		(15,800)		(17,882)	(17,299)
Liabilities to banks		(39,093)			(134,520)
Other long-term loans		(37,221)		(42,127)	(49,396)
Long-term debentures		(117,493)		(132,979)	(72,124)
Deferred tax		(8,836)		(10,001)	(7,806)
Derivatives		(10,107)		(11,439)	(8,336)
Other long-term liabilities		(3,905)		(4,420)	(2,964)	[1]
Total exposure in statement of financial position in respect of financial assets and financial liabilities		113,483		$ 128,441	125,026		$ 141,508	€ 107,566	€ 76,957
Non-Monetary [Member]
Current assets:
Cash and cash equivalents		0			0
Marketable securities		0			0
Short Term Deposits		0			0
Restricted cash		0			0
Asset from concession project		0
Trade and other receivables		1,020			380
Non-current assets:
Investments in equity accounted investees		25,534			23,489
Advances on account of investments in process		1,554			2,423
Asset from concession project		0			0
Fixed assets		340,065			264,095
Right of use asset		23,367			17,209
Concession intangible asset		4,762			4,604
Restricted cash long-term		0			0
Deferred tax		12,952			3,605
Other assets		1,928			2,593
Derivatives		0			0
Current liabilities:
Current maturities of long term bank loans		0			0
Current maturities of long term loans		0			0
Short-term debentures		0			0
Trade payables		0			0
Accrued expenses and other payables		0			0
Derivatives ST		0			0
Lease liability					0
Non-current liabilities:
Lease liability		0			0
Liabilities to banks		0			0
Other long-term loans		0			0
Long-term debentures		0			0
Deferred tax		(8,836)			(7,806)
Derivatives		0			0
Other long-term liabilities		0			0
Total exposure in statement of financial position in respect of financial assets and financial liabilities		402,346			310,592
NIS [Member]
Current assets:
Cash and cash equivalents		30,405	[2]		50,195	[3]
Marketable securities		0	[2]		0	[3]
Short Term Deposits		28,410	[2]		8,113	[3]
Restricted cash		0	[2]		1,491	[3]
Asset from concession project	[2]	1,784
Trade and other receivables		739	[2]		3,155	[3]
Non-current assets:
Investments in equity accounted investees		8,495	[2]		8,745	[3]
Advances on account of investments in process		0	[2]		0	[3]
Asset from concession project		26,909	[2]		25,036	[3]
Fixed assets		0	[2]		0	[3]
Right of use asset		0	[2]		0	[3]
Concession intangible asset		0	[2]		0	[3]
Restricted cash long-term		6,630	[2]		5,882	[3]
Deferred tax		0	[2]		0	[3]
Other assets		1,272	[2]		30	[3]
Derivatives		0	[2]		0	[3]
Current liabilities:
Current maturities of long term bank loans		(2,024)	[2]		(1,762)	[3]
Current maturities of long term loans		0	[2]		0	[3]
Short-term debentures		(19,806)	[2]		(10,600)	[3]
Trade payables		(218)	[2]		(221)	[3]
Accrued expenses and other payables		(6,882)	[2]		(974)	[3]
Derivatives ST		0	[2]		0	[3]
Lease liability		(3,782)	[2]		(77)	[3]
Non-current liabilities:
Lease liability		(5,154)	[2]		(1,436)	[3]
Liabilities to banks		(15,803)	[2]		(15,520)	[3]
Other long-term loans		(6,898)	[2]		(5,102)	[3]
Long-term debentures		(117,493)	[2]		(72,124)	[3]
Deferred tax		0	[2]		0	[3]
Derivatives		0	[2]		0	[3]
Other long-term liabilities		(3,905)	[2]		(2,478)	[3]
Total exposure in statement of financial position in respect of financial assets and financial liabilities		(77,321)	[2]		(7,647)	[3]
Unliked [Member]
Current assets:
Cash and cash equivalents		1,090			952
Marketable securities		1,946			1,761
Short Term Deposits		0			0
Restricted cash		0			0
Asset from concession project		0
Trade and other receivables		0			384
Non-current assets:
Investments in equity accounted investees		0			0
Advances on account of investments in process		0			0
Asset from concession project		0			0
Fixed assets		0			0
Right of use asset		0			0
Concession intangible asset		0			0
Restricted cash long-term		0			0
Deferred tax		0			0
Other assets		0			0
Derivatives		0			0
Current liabilities:
Current maturities of long term bank loans		0			0
Current maturities of long term loans		0			0
Short-term debentures		0			0
Trade payables		0			0
Accrued expenses and other payables		(527)			(666)
Derivatives ST		0			0
Lease liability		0			0
Non-current liabilities:
Lease liability		0			0
Liabilities to banks		0			0
Other long-term loans		0			0
Long-term debentures		0			0
Deferred tax		0			0
Derivatives		0			0
Other long-term liabilities		0			(486)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		2,509			1,945
Euro [Member]
Current assets:
Cash and cash equivalents		9,734			15,698
Marketable securities		0			0
Short Term Deposits		0			0
Restricted cash		1,000			0
Asset from concession project		0
Trade and other receivables		7,728			5,906
Non-current assets:
Investments in equity accounted investees		0			0
Advances on account of investments in process		0			0
Asset from concession project		0			0
Fixed assets		0			0
Right of use asset		0			0
Concession intangible asset		0			0
Restricted cash long-term		9,000			4,049
Deferred tax		0			0
Other assets		2,188			139
Derivatives		2,635			10,238
Current liabilities:
Current maturities of long term bank loans		(124,156)			(8,470)
Current maturities of long term loans		(16,401)			(4,021)
Short-term debentures		0			0
Trade payables		(2,686)			(12,166)
Accrued expenses and other payables		(13,397)			(1,953)
Derivatives ST		(14,783)			(1,378)
Lease liability		(547)			(413)
Non-current liabilities:
Lease liability		(10,646)			(15,863)
Liabilities to banks		(23,290)			(119,000)
Other long-term loans		(30,323)			(44,294)
Long-term debentures		0			0
Deferred tax		0			0
Derivatives		(10,107)			(8,336)
Other long-term liabilities		0			0
Total exposure in statement of financial position in respect of financial assets and financial liabilities		€ (214,051)			€ (179,864)

[1]	Reclassified
[2]	Including items linked to the Israeli CPI
[3]	Including items linked to CPI